Pay vs Performance Disclosure	12 Months Ended
	Mar. 28, 2026 USD ($)	Mar. 29, 2025 USD ($)	Mar. 30, 2024 USD ($)	Mar. 25, 2023 USD ($)	Mar. 26, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	SCT Total to PEO	Compensation Actually Paid to PEO	Average SCT Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On:		Net Income ($000s)	Company Selected Measure: Operating Profit Margin
					Company TSR	Peer Group TSR
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2026	$10,769,395	$22,799,519	$2,981,743	$5,110,080	$173	$254	$414,408	27.5%
2025	$9,852,387	$11,988,248	$2,392,223	$1,999,971	$120	$145	$331,507	26.5%
2024	$8,486,669	$2,874,121	$1,916,212	$747,734	$111	$164	$274,572	25.0%
2023	$8,393,825	$11,345,556	$2,393,470	$2,704,444	$127	$103	$176,703	24.9%
2022	$6,624,468	$6,333,653	$1,737,270	$1,433,114	$106	$115	$326,355	26.5%

Company Selected Measure Name	Operating Profit Margin
Named Executive Officers, Footnote	The principal executive officer (PEO) reflected in columns (b) and (c) is John M. Forsyth, our current Chief Executive Officer who was our PEO during all the fiscal years in the table.The non-principal executive officer named executive officers (“NEOs”) reflected in columns (d) and (e) consist of the following individuals:
FY2026: Jeff Woolard, Gregory S. Thomas, Justin Dougherty, and Carl J. Alberty
FY2025: Jeff Woolard, Ulf Habermann, Venk Nathamuni, Gregory S. Thomas, Carl J. Alberty, and Justin Dougherty
FY2024: Venk Nathamuni, Gregory S. Thomas, Jeffrey W. Baumgartner, and Justin Dougherty
FY2023: Venk Nathamuni, Thurman K. Case, Denise Grodé, Gregory S. Thomas, and Jeffrey W. Baumgartner
FY2022: Thurman K. Case, Gregory S. Thomas, Jeffrey W. Baumgartner, and Andy Brannan

Peer Group Issuers, Footnote	The “Peer Group TSR” of column (g) and within this Pay Versus Performance Disclosure corresponds to the Philadelphia Semiconductor Index (“PHLX Semiconductor”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the fiscal year ended March 28, 2026. The comparison assumes $100 was invested in the Company and in the PHLX Semiconductor, respectively, for the period beginning after markets closed on last trading day before the earliest fiscal year in the table through the end of the noted fiscal year in the table.
PEO Total Compensation Amount	$ 10,769,395	$ 9,852,387	$ 8,486,669	$ 8,393,825	$ 6,624,468
PEO Actually Paid Compensation Amount	$ 22,799,519	11,988,248	2,874,121	11,345,556	6,333,653
Adjustment To PEO Compensation, Footnote	To calculate the Compensation Actually Paid (CAP) of columns (c) and (e), the following adjustments were made to the Summary Compensation Table (“SCT”) total compensation of columns (b) and (d) for each applicable fiscal year:
PEO SCT Total to CAP Reconciliation

Fiscal Year	Salary	Bonus	Non-Equity Incentive Plan Compensation	Stock and Option Award Compensation	Other Compensation	Summary Compensation Table Total	Deductions from Summary Compensation Table Total	Adjustments to Summary Compensation Table Total	Compensation Actually Paid
		(i)			(ii)		(iii)	(iv)
2026	$715,850	$—	$1,040,210	$9,000,184	$13,151	$10,769,395	$(9,000,184)	$21,030,308	$22,799,519
2025	$695,000	$—	$1,144,174	$8,000,222	$12,991	$9,852,387	$(8,000,222)	$10,136,083	$11,988,248
2024	$675,619	$—	$799,969	$7,000,214	$10,867	$8,486,669	$(7,000,214)	$1,387,666	$2,874,121
2023	$700,000	$—	$1,182,058	$6,500,117	$11,650	$8,393,825	$(6,500,117)	$9,451,848	$11,345,556
2022	$613,077	$—	$1,497,350	$4,500,031	$14,010	$6,624,468	$(4,500,031)	$4,209,216	$6,333,653
Reflects average of one-time cash signing bonuses reported in the SCT for our NEOs for each fiscal year shown.
ii.Reflects average “all other compensation” reported in the SCT for each fiscal year shown.
iii.Represents the average grant date fair value of equity-based awards granted each year as determined in accordance with FASB ASC Topic 718.
iv.Reflects the value of equity awards calculated in accordance with the SEC methodology for determining average non-PEO NEO CAP (as set forth in Item 402(v) of Regulation S-K) for each fiscal year shown. The equity component of CAP for each covered fiscal year is further detailed in the supplemental tables immediately below, where column (a) represents the fair value of equity awards granted during the covered fiscal year that are outstanding and unvested as the end of the covered fiscal year, column (b) reflects the change in fair value of any outstanding and unvested equity awards granted in any prior fiscal year from the end of such prior fiscal year to the end of the covered fiscal year, and column (c) reflects the change in fair value of any equity awards granted in any prior fiscal year from the end of the prior fiscal year to the vesting date at the end of or during the covered fiscal year.
PEO Equity Component of CAP

FY2026	Fair Value of Current Year Equity Awards at 3/28/2026	Change in Fair Value of Prior Year Unvested Equity Awards at 3/28/2026	Change in Fair Value of Prior Year Equity Awards that Vested in FY2026	Equity Adjustment Included in Compensation Actually Paid
Equity Type	(a)	(b)	(c)	(d) = (a) + (b) + (c)
RSUs	$3,684,549	$2,218,880	$915,853	$6,819,282
MSUs	$6,126,499	$3,364,954	$13,604	$9,505,057
PSUs	$—	$2,372,104	$—	$2,372,104
Options	$—	$1,335,019	$998,846	$2,333,865
Total	$9,811,049	$9,290,956	$1,928,303	$21,030,308

FY2025	Fair Value of Current Year Equity Awards at 3/29/2025	Change in Fair Value of Prior Year Unvested Equity Awards at 3/29/2025	Change in Fair Value of Prior Year Equity Awards that Vested in FY2025	Equity Adjustment Included in Compensation Actually Paid
Equity Type	(a)	(b)	(c)	(d) = (a) + (b) + (c)
RSUs	$2,541,585	$321,034	$198,586	$3,061,205
MSUs	$2,321,813	$1,284,103	$206,955	$3,812,871
PSUs	$2,541,585	$—	$—	$2,541,585
Options	$—	$401,184	$319,238	$720,422
Total	$7,404,983	$2,006,321	$724,779	$10,136,083

FY2024	Fair Value of Current Year Equity Awards at 3/30/2024	Change in Fair Value of Prior Year Unvested Equity Awards at 3/30/2024	Change in Fair Value of Prior Year Equity Awards that Vested in FY2024	Equity Adjustment Included in Compensation Actually Paid
Equity Type	(a)	(b)	(c)	(d) = (a) + (b) + (c)
RSUs	$2,316,407	$(497,902)	$(150,495)	$1,668,010
MSUs	$2,377,796	$(2,249,914)	$(941,081)	$(813,199)
Options	$2,202,990	$(873,957)	$(796,178)	$532,855
Total	$6,897,193	$(3,621,773)	$(1,887,754)	$1,387,666

FY2023	Fair Value of Current Year Equity Awards at 3/25/2023	Change in Fair Value of Prior Year Unvested Equity Awards at 3/25/2023	Change in Fair Value of Prior Year Equity Awards that Vested in FY2023	Equity Adjustment Included in Compensation Actually Paid
Equity Type	(a)	(b)	(c)	(d) = (a) + (b) + (c)
RSUs	$2,234,918	$523,074	$198,312	$2,956,304
MSUs	$2,412,067	$1,380,056	$(36,068)	$3,756,055
Options	$2,287,051	$566,644	$(114,206)	$2,739,489
Total	$6,934,036	$2,469,774	$48,038	$9,451,848

FY2022	Fair Value of Current Year Equity Awards at 3/26/2022	Change in Fair Value of Prior Year Unvested Equity Awards at 3/26/2022	Change in Fair Value of Prior Year Equity Awards that Vested in FY2022	Equity Adjustment Included in Compensation Actually Paid
Equity Type	(a)	(b)	(c)	(d) = (a) + (b) + (c)
RSUs	$1,494,764	$163,758	$(119,378)	$1,539,144
MSUs	$1,519,058	$(146,903)	$(244,199)	$1,127,956
Options	$1,482,061	$104,691	$(44,636)	$1,542,116
Total	$4,495,883	$121,546	$(408,213)	$4,209,216

Non-PEO NEO Average Total Compensation Amount	$ 2,981,743	2,392,223	1,916,212	2,393,470	1,737,270
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,110,080	1,999,971	747,734	2,704,444	1,433,114
Adjustment to Non-PEO NEO Compensation Footnote	To calculate the Compensation Actually Paid (CAP) of columns (c) and (e), the following adjustments were made to the Summary Compensation Table (“SCT”) total compensation of columns (b) and (d) for each applicable fiscal year:

Fiscal Year	Salary	Bonus	Non-Equity Incentive Plan Compensation	Stock and Option Award Compensation	Other Compensation	Summary Compensation Table Total	Deductions from Summary Compensation Table Total	Adjustments to Summary Compensation Table Total	Compensation Actually Paid
		(i)			(ii)		(iii)	(iv)
2026	$475,388	$—	$414,475	$2,075,176	$16,705	$2,981,743	$(2,075,176)	$4,203,513	$5,110,080
2025	$326,044	$33,782	$305,850	$1,716,746	$9,801	$2,392,223	$(1,716,746)	$1,324,494	$1,999,971
2024	$445,017	$—	$325,674	$1,125,221	$20,300	$1,916,212	$(1,125,221)	$(43,257)	$747,734
2023	$400,929	$42,000	$422,520	$1,465,118	$62,902	$2,393,470	$(1,465,118)	$1,776,092	$2,704,444
2022	$408,257	$—	$712,785	$600,074	$16,155	$1,737,270	$(600,074)	$295,918	$1,433,114
i.Reflects average of one-time cash signing bonuses reported in the SCT for our NEOs for each fiscal year shown.
ii.Reflects average “all other compensation” reported in the SCT for each fiscal year shown.
iii.Represents the average grant date fair value of equity-based awards granted each year as determined in accordance with FASB ASC Topic 718.
iv.Reflects the value of equity awards calculated in accordance with the SEC methodology for determining average non-PEO NEO CAP (as set forth in Item 402(v) of Regulation S-K) for each fiscal year shown. The equity component of CAP for each covered fiscal year is further detailed in the supplemental tables immediately below, where column (a) represents the fair value of equity awards granted during the covered fiscal year that are outstanding and unvested as the end of the covered fiscal year, column (b) reflects the change in fair value of any outstanding and unvested equity awards granted in any prior fiscal year from the end of such prior fiscal year to the end of the covered fiscal year, and column (c) reflects the change in fair value of any equity awards granted in any prior fiscal year from the end of the prior fiscal year to the vesting date at the end of or during the covered fiscal year.
Average Non-PEO Equity Component of CAP

FY2026	Average Fair Value of Current Year Equity Awards at 3/28/2026	Average Change in Fair Value of Prior Year Unvested Equity Awards at 3/28/2026	Average Change in Fair Value of Prior Year Equity Awards that Vested in FY2026	Equity Adjustment Included in Compensation Actually Paid
Equity Type	(a)	(b)	(c)	(d) = (a) + (b) + (c)
RSUs	$955,766	$551,034	$200,857	$1,707,657
MSUs	$1,294,850	$638,029	$1,452	$1,934,330
PSUs	$—	$311,325	$—	$311,325
Options	$—	$139,602	$110,598	$250,200
Total	$2,250,616	$1,639,990	$312,907	$4,203,513

FY2025	Average Fair Value of Current Year Equity Awards at 3/29/2025	Average Change in Fair Value of Prior Year Unvested Equity Awards at 3/29/2025	Average Change in Fair Value of Prior Year Equity Awards that Vested in FY2025	Equity Adjustment Included in Compensation Actually Paid
Equity Type	(a)	(b)	(c)	(d) = (a) + (b) + (c)
RSUs	$923,370	$(149,727)	$28,507	$802,150
MSUs	$435,034	$(65,792)	$18,396	$387,638
PSUs	$246,237	$—	$—	$246,237
Options	$—	$(143,023)	$31,492	$(111,531)
Total	$1,604,641	$(358,542)	$78,395	$1,324,494

FY2024	Average Fair Value of Current Year Equity Awards at 3/30/2024	Average Change in Fair Value of Prior Year Unvested Equity Awards at 3/30/2024	Average Change in Fair Value of Prior Year Equity Awards that Vested in FY2024	Equity Adjustment Included in Compensation Actually Paid
Equity Type	(a)	(b)	(c)	(d) = (a) + (b) + (c)
RSUs	$372,346	$(92,575)	$(57,773)	$221,998
MSUs	$382,267	$(376,528)	$(236,875)	$(231,136)
Options	$354,058	$(168,946)	$(219,231)	$(34,119)
Total	$1,108,671	$(638,049)	$(513,879)	$(43,257)

FY2023	Average Fair Value of Current Year Equity Awards at 3/25/2023	Average Change in Fair Value of Prior Year Unvested Equity Awards at 3/25/2023	Average Change in Fair Value of Prior Year Equity Awards that Vested in FY2023	Equity Adjustment Included in Compensation Actually Paid
Equity Type	(a)	(b)	(c)	(d) = (a) + (b) + (c)
RSUs	$656,263	$51,670	$(106,862)	$601,071
MSUs	$459,696	$134,568	$(60,710)	$533,554
Options	$687,446	$60,702	$(106,681)	$641,467
Total	$1,803,405	$246,940	$(274,253)	$1,776,092

FY2022	Average Fair Value of Current Year Equity Awards at 3/26/2022	Average Change in Fair Value of Prior Year Unvested Equity Awards at 3/26/2022	Average Change in Fair Value of Prior Year Equity Awards that Vested in FY2022	Equity Adjustment Included in Compensation Actually Paid
Equity Type	(a)	(b)	(c)	(d) = (a) + (b) + (c)
RSUs	$199,319	$35,456	$(92,461)	$142,314
MSUs	$202,583	$(105,146)	$(148,911)	$(51,474)
Options	$195,545	$50,133	$(40,600)	$205,078
Total	$597,447	$(19,557)	$(281,972)	$295,918

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
We consider the following, listed in no particular order, to be the most important financial performance measures we use to link compensation actually paid to our NEOs, for fiscal year 2026, to Company performance.

- Operating Profit Margin
- Revenue Growth
- Relative TSR
- Strategic Revenue

Total Shareholder Return Amount	$ 173	120	111	127	106
Peer Group Total Shareholder Return Amount	254	145	164	103	115
Net Income (Loss)	$ 414,408,000	$ 331,507,000	$ 274,572,000	$ 176,703,000	$ 326,355,000
Company Selected Measure Amount	0.275	0.265	0.250	0.249	0.265
PEO Name	John M. Forsyth	John M. Forsyth	John M. Forsyth	John M. Forsyth	John M. Forsyth
Additional 402(v) Disclosure	The Net Income of column (h) is GAAP net income as reported under the Company’s Consolidated Statements of Income on Form 10-K for the applicable fiscal year.
PEO Compensation Amount, Salary	$ 715,850	$ 695,000	$ 675,619	$ 700,000	$ 613,077
PEO Compensation Amount, Bonus	0	0	0	0	0
PEO Compensation Amount, Non-Equity Incentive Plan Compensation	1,040,210	1,144,174	799,969	1,182,058	1,497,350
PEO Compensation Amount, Stock and Option Award Compensation	9,000,184	8,000,222	7,000,214	6,500,117	4,500,031
PEO Compensation Amount, Other Compensation	$ 13,151	12,991	10,867	11,650	14,010
Measure:: 1
Pay vs Performance Disclosure
Name	- Operating Profit Margin
Non-GAAP Measure Description	The Company Selected Measure of column (i) is our Operating Profit Margin, which corresponds to the metric defined in our 2007 Management and Key Individual Contributor Incentive Plan (“Incentive Plan”), which is used (along with revenue growth) in the calculation of cash bonuses. This Operating Profit Margin metric is discussed in the Compensation Discussion and Analysis subsection entitled “Incentive Plan Pay-Out Percentage” of the Company’s proxy statements for each applicable fiscal year. Effective fiscal year 2023, the definition of Operating Profit Margin was changed with the intention that Operating Profit Margin would be equivalent to our publicly-reported non-GAAP operating profit. The figures presented in column (i) for fiscal years 2022 through 2026 are calculated under this current definition of Operating Profit Margin, aligning with our non-GAAP operating profit figures for those fiscal years.
Measure:: 2
Pay vs Performance Disclosure
Name	- Revenue Growth
Measure:: 3
Pay vs Performance Disclosure
Name	- Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	- Strategic Revenue
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,000,184)	(8,000,222)	(7,000,214)	(6,500,117)	(4,500,031)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,030,308	10,136,083	1,387,666	9,451,848	4,209,216
Adjustments To Compensation Amount, RSUs	6,819,282	3,061,205	1,668,010	2,956,304	1,539,144
Adjustments To Compensation Amount, MSUs	9,505,057	3,812,871	(813,199)	3,756,055	1,127,956
Adjustments To Compensation Amount, PSUs	2,372,104	2,541,585
Adjustments To Compensation Amount, Options	2,333,865	720,422	532,855	2,739,489	1,542,116
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,290,956	2,006,321	(3,621,773)	2,469,774	121,546
Adjustments To Compensation Amount, RSUs	2,218,880	321,034	(497,902)	523,074	163,758
Adjustments To Compensation Amount, MSUs	3,364,954	1,284,103	(2,249,914)	1,380,056	(146,903)
Adjustments To Compensation Amount, PSUs	2,372,104	0
Adjustments To Compensation Amount, Options	1,335,019	401,184	(873,957)	566,644	104,691
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,811,049	7,404,983	6,897,193	6,934,036	4,495,883
Adjustments To Compensation Amount, RSUs	3,684,549	2,541,585	2,316,407	2,234,918	1,494,764
Adjustments To Compensation Amount, MSUs	6,126,499	2,321,813	2,377,796	2,412,067	1,519,058
Adjustments To Compensation Amount, PSUs	0	2,541,585
Adjustments To Compensation Amount, Options	0	0	2,202,990	2,287,051	1,482,061
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,928,303	724,779	(1,887,754)	48,038	(408,213)
Adjustments To Compensation Amount, RSUs	915,853	198,586	(150,495)	198,312	(119,378)
Adjustments To Compensation Amount, MSUs	13,604	206,955	(941,081)	(36,068)	(244,199)
Adjustments To Compensation Amount, PSUs	0	0
Adjustments To Compensation Amount, Options	998,846	319,238	(796,178)	(114,206)	(44,636)
Non-PEO NEO
Pay vs Performance Disclosure
Non-PEO NEO Average Compensation, Salary	475,388	326,044	445,017	400,929	408,257
Non-PEO NEO Average Compensation, Bonus	0	33,782	0	42,000	0
Non-PEO NEO Average Compensation, Non-Equity Incentive Plan Compensation	414,475	305,850	325,674	422,520	712,785
Non-PEO NEO Average Compensation, Stock and Option Award Compensation	2,075,176	1,716,746	1,125,221	1,465,118	600,074
Non-PEO NEO Average Compensation, Other Compensation	16,705	9,801	20,300	62,902	16,155
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,075,176)	(1,716,746)	(1,125,221)	(1,465,118)	(600,074)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,203,513	1,324,494	(43,257)	1,776,092	295,918
Adjustments To Compensation Amount, RSUs	1,707,657	802,150	221,998	601,071	142,314
Adjustments To Compensation Amount, MSUs	1,934,330	387,638	(231,136)	533,554	(51,474)
Adjustments To Compensation Amount, PSUs	311,325	246,237
Adjustments To Compensation Amount, Options	250,200	(111,531)	(34,119)	641,467	205,078
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,639,990	(358,542)	(638,049)	246,940	(19,557)
Adjustments To Compensation Amount, RSUs	551,034	(149,727)	(92,575)	51,670	35,456
Adjustments To Compensation Amount, MSUs	638,029	(65,792)	(376,528)	134,568	(105,146)
Adjustments To Compensation Amount, PSUs	311,325	0
Adjustments To Compensation Amount, Options	139,602	(143,023)	(168,946)	60,702	50,133
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,250,616	1,604,641	1,108,671	1,803,405	597,447
Adjustments To Compensation Amount, RSUs	955,766	923,370	372,346	656,263	199,319
Adjustments To Compensation Amount, MSUs	1,294,850	435,034	382,267	459,696	202,583
Adjustments To Compensation Amount, PSUs	0	246,237
Adjustments To Compensation Amount, Options	0	0	354,058	687,446	195,545
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	312,907	78,395	(513,879)	(274,253)	(281,972)
Adjustments To Compensation Amount, RSUs	200,857	28,507	(57,773)	(106,862)	(92,461)
Adjustments To Compensation Amount, MSUs	1,452	18,396	(236,875)	(60,710)	(148,911)
Adjustments To Compensation Amount, PSUs	0	0
Adjustments To Compensation Amount, Options	$ 110,598	$ 31,492	$ (219,231)	$ (106,681)	$ (40,600)